Offerings	Sep. 30, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2035
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99626
Maximum Aggregate Offering Price	$ 797,008,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,021.92
Offering Note	The maximum aggregate offering price of the securities to which the prospectus relates is $1,150,000,000.00. The prospectus is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2054
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	0.99265
Maximum Aggregate Offering Price	$ 347,427,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,191.15
Offering Note	The maximum aggregate offering price of the securities to which the prospectus relates is $1,150,000,000.00. The prospectus is a final prospectus for the related offering.